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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, TX	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President
Date	August 14, 2019

*	Print the name and title of each signing officer under his or her signature.

INVESTMENT COMPANY REPORT

CM ADVISORS FAMILY OF FUNDS

PROXY VOTING RECORD

7/1/2018 - 6/30/2019

CM Advisors Small Cap Value Fund:

Investment Company Report

ALLEGHENY TECHNOLOGIES INCORPORATED

Security	01741R102		Meeting Type		Annual

Ticker Symbol	ATI		Meeting Date	09-May-2019

ISIN	US01741R1023		Agenda		934957791 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.1			For	For
	Election of Director: Leroy M. Ball, Jr.				For

Management
1.2			For	For
	Election of Director: Carolyn Corvi				For

Management
1.3			For	For
	Election of Director: Robert S. Wetherbee				For

Management
2.			For	For
	Advisory vote to approve the compensation of the				For

Company's named executive officers.

3.		Management	For	For
	Ratification of the selection of Ernst & Young LLP as				For

independent auditors for 2019.

ALLIED MOTION TECHNOLOGIES INC.

Security	019330109		Meeting Type		Annual

Ticker Symbol	AMOT		Meeting Date	01-May-2019

ISIN	US0193301092		Agenda		934982504 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1A.			For	For
	Election of Director: L.P. Duch				For

Management
1B.			For	For
	Election of Director: R.D. Federico				For

Management
1C.			For	For
	Election of Director: G. J. Laber				For

Management
1D.			For	For
	Election of Director: R.D. Smith				For

Management
1E.			For	For
	Election of Director: J.J. Tanous				For

Management
1F.			For	For
	Election of Director: R.S. Warzala				For

Management
1G.			For	For
	Election of Director: M.R. Winter				For

Management
2.			For	For
	ADVISORY VOTE TO APPROVE THE				For

COMPENSATION OF OUR NAMED EXECUTIVE
OFFICERS.

3.		Management	1 Year	For
	ADVISORY VOTE ON THE FREQUENCY OF FUTURE				1 Year

EXECUTIVE COMPENSATION ADVISORY VOTES.

4.		Management	For	For
	RATIFICATION OF THE APPOINTMENT OF THE				For

COMPANY'S INDEPENDENT PUBLIC ACCOUNTING

FIRM FOR 2019.

ALTRA INDUSTRIAL MOTION CORP

Security	02208R106		Meeting Type		Special

Ticker Symbol	AIMC		Meeting Date	04-Sep-2018

ISIN	US02208R1068		Agenda		934866558 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.			For	For
	Proposal to approve the issuance of shares of Altra				For

common stock in the Merger.

2.		Management	For	For
	Proposal to approve an amendment to Altra's Amended				For

and Restated Certificate of Incorporation to increase the

number of authorized shares of Altra common stock from
90,000,000 to 120,000,000.

3.		Management	For	For
	To approve amendments to 2014 Omnibus Incentive				For

Plan to increase the number of shares authorized for

issuance by 2,200,000 shares, contingent upon closing of
the Transactions, for a total of 3,700,000 authorized
shares, and to impose a more restrictive limit on non-
employee director compensation, which limit is not
contingent upon closing of the Transactions.

4.		Management	For	For
	Proposal to approve adjournments or postponements of				For

the special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes at the
time of the special meeting to approve the Share
Issuance, the Charter Amendment or the Altra Equity
Plan Amendments.

ALTRA INDUSTRIAL MOTION CORP

Security	02208R106		Meeting Type		Annual

Ticker Symbol	AIMC		Meeting Date	24-Apr-2019

ISIN	US02208R1068		Agenda		934958286 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Edmund M. Carpenter		For		For

	2			For
	Carl R. Christenson		For		For

	3			For
	Lyle G. Ganske		For		For

	4			For
	Margot L. Hoffman		For		For

	5			For
	Michael S. Lipscomb		For		For

	6			For
	Larry P. McPherson		For		For

	7			For
	Patrick K. Murphy		For		For

	8			For
	Thomas W. Swidarski		For		For

	9			For
	James H. Woodward, Jr.		For		For

Management
2.			For	For
	The ratification of the selection of Deloitte & Touche LLP				For

as Altra Industrial Motion Corp.'s independent registered
public accounting firm to serve for the fiscal year ending
December 31, 2019.

3.		Management	For	For
	An advisory vote to approve the compensation of Altra's				For

named executive officers.

ARDMORE SHIPPING CORPORATION

Security	Y0207T100		Meeting Type		Annual

Ticker Symbol	ASC		Meeting Date	28-May-2019

ISIN	MHY0207T1001		Agenda		934995828 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Mr. Brian Dunne		For		For

	2			For
	Mr. Curtis Mc Williams		For		For

ASTRONOVA, INC.

Security	04638F108		Meeting Type		Annual

Ticker Symbol	ALOT		Meeting Date	04-Jun-2019

ISIN	US04638F1084		Agenda		935007876 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Jean A. Bua		For		For

	2			For
	Mitchell I. Quain		For		For

	3			For
	Yvonne E. Schlaeppi		For		For

	4			For
	Harold Schofield		For		For

	5			For
	Richard S. Warzala		For		For

	6			For
	Gregory A. Woods		For		For

Management
2.			For	For
	To approve, on an advisory, non-binding basis, the				For

compensation paid to the Company's Named Executive
Officers, as disclosed in the Company's proxy statement
for its 2019 annual meeting of shareholders.

3.		Management	1 Year	For
	To vote on, on an advisory, non-binding basis, the				1 Year

frequency of future advisory shareholder votes on

executive compensation.

4.		Management	For	For
	To approve an amendment to the Company's 2018				Against

Equity Incentive Plan to increase the number of shares of

common stock available for issuance thereunder by
300,000 shares.

Management
5.			For	For
	To ratify the appointment of Wolf & Company, P.C. as the				For

Company's independent registered public accounting firm
for the fiscal year ending January 31, 2020.

ATKORE INTERNATIONAL GROUP INC.

Security	047649108		Meeting Type		Annual

Ticker Symbol	ATKR		Meeting Date	05-Feb-2019

ISIN	US0476491081		Agenda		934918787 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1A			For	For
	Election of Director: Justin A. Kershaw				For

Management
1B			For	For
	Election of Director: Scott H. Muse				For

Management
1C			For	For
	Election of Director: William R. VanArsdale				For

Management
2			For	For
	The non-binding advisory vote approving executive				For

compensation.

3		Management	For	For
	The management proposal to amend the Company's				For

Second Amended and Restated Certificate of

Incorporation to declassify the Board of Directors for
annual elections by the 2022 Annual Meeting.

4		Management	For	For
	The management proposal to amend the Company's				For

Second Amended and Restated Certificate of

Incorporation to eliminate supermajority voting
requirements.

Management
5			For	For
	The management proposal to amend the Company's				For

Second Amended and Restated By-laws to replace
plurality voting with majority voting in uncontested
elections of directors.

Management
6			For	For
	The ratification of Deloitte & Touche LLP as the				For

company's independent registered public accounting firm
for the fiscal year ending September 30, 2019.

BMC STOCK HOLDINGS, INC.

Security	05591B109		Meeting Type		Annual

Ticker Symbol	BMCH		Meeting Date	16-May-2019

ISIN	US05591B1098		Agenda		934968934 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1a.			For	For
	Election of Class III Director: Cory J. Boydston				For

Management
1b.			For	For
	Election of Class III Director: Henry Buckley				For

Management
1c.			For	For
	Election of Class III Director: Carl R. Vertuca, Jr.				For

Management
2.			For	For
	Ratification of the selection of PricewaterhouseCoopers				For

LLP as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2019.

3.		Management	For	For
	Approval, on an advisory basis, of the compensation of				For

the Company's named executive officers as disclosed in

the proxy statement.

BRINKER INTERNATIONAL, INC.

Security	109641100		Meeting Type		Annual

Ticker Symbol	EAT		Meeting Date	15-Nov-2018

ISIN	US1096411004		Agenda		934884405 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1A			For	For
	Election of Director: Joseph M. DePinto				For

Management
1B			For	For
	Election of Director: Harriet Edelman				For

Management
1C			For	For
	Election of Director: Michael A. George				For

Management
1D			For	For
	Election of Director: William T. Giles				For

Management
1E			For	For
	Election of Director: James C. Katzman				For

Management
1F			For	For
	Election of Director: George R. Mrkonic				For

Management
1G			For	For
	Election of Director: Jose Luis Prado				For

Management
1H			For	For
	Election of Director: Wyman T. Roberts				For

Management
2			For	For
	Ratification of the appointment of KPMG LLP as our				For

Independent Registered Public Accounting Firm for the
fiscal year 2019.

3		Management	For	For
	Advisory Vote to approve, by non-binding vote, Executive				For

Compensation.

4		Management	For	For
	To approve the Amendment of Company's Stock Option				For

and Incentive Plan.

CARPENTER TECHNOLOGY CORPORATION

Security	144285103		Meeting Type		Annual

Ticker Symbol	CRS		Meeting Date	09-Oct-2018

ISIN	US1442851036		Agenda		934878868 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Philip M. Anderson		For		For

	2			For
	Kathleen Ligocki		For		For

	3			For
	Jeffrey Wadsworth		For		For

Management
2.			For	For
	Approval of PricewaterhouseCoopers LLP as the				For

independent registered public accounting firm.

3.		Management	For	For
	Advisory approval of the company's Executive				For

Compensation.

CENTENNIAL RESOURCE DEVELOPMENT, INC.

Security	15136A102		Meeting Type		Annual

Ticker Symbol	CDEV		Meeting Date	01-May-2019

ISIN	US15136A1025		Agenda		934950103 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Mark G. Papa		For		For

	2			For
	David M. Leuschen		For		For

	3			For
	Pierre F. Lapeyre, Jr.		For		For

Management
2.			For	For
	To approve, by a non-binding advisory vote, the				For

Company's named executive officer compensation.

3.		Management	For	For
	To approve the adoption of the Centennial Resource				For

Development, Inc. 2019 Employee Stock Purchase Plan.

Management
4.			For	For
	To approve and adopt amendments to the Company's				For

Second Amended and Restated Certificate of
Incorporation (the "Charter") and the Company's
Amended and Restated Bylaws to implement a majority
voting standard in uncontested director elections.

Management
5.			For	For
	To approve and adopt amendments to the Charter to				For

eliminate provisions relating to the Company's prior
capital structure and the initial business combination that
are no longer applicable to the Company or its
stockholders.

Management
6.			For	For
	To ratify KPMG LLP as the Company's independent				For

registered public accounting firm for the fiscal year
ending December 31, 2019.

COLFAX CORPORATION

Security	194014106		Meeting Type		Annual

Ticker Symbol	CFX		Meeting Date	13-May-2019

ISIN	US1940141062		Agenda		934972616 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1a.			For	For
	Election of Director: Mitchell P. Rales				For

Management
1b.			For	For
	Election of Director: Matthew L. Trerotola				For

Management
1c.			For	For
	Election of Director: Patrick W. Allender				For

Management
1d.			For	For
	Election of Director: Thomas S. Gayner				For

Management
1e.			For	For
	Election of Director: Rhonda L. Jordan				For

Management
1f.			For	For
	Election of Director: A. Clayton Perfall				For

Management
1g.			For	For
	Election of Director: Didier Teirlinck				For

Management
1h.			For	For
	Election of Director: Rajiv Vinnakota				For

Management
1i.			For	For
	Election of Director: Sharon Wienbar				For

Management
2.			For	For
	To ratify the appointment of Ernst & Young LLP as our				For

independent registered public accounting firm for the
fiscal year ending December 31, 2019.

3.		Management	For	For
	To approve, on a non-binding advisory basis, the				For

compensation of our named executive officers.

COLUMBUS MCKINNON CORPORATION

Security	199333105		Meeting Type		Annual

Ticker Symbol	CMCO		Meeting Date	23-Jul-2018

ISIN	US1993331057		Agenda		934846380 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Ernest R. Verebelyi		For		For

	2			For
	Mark D. Morelli		For		For

	3			For
	Richard H. Fleming		For		For

	4			For
	Nicholas T. Pinchuk		For		For

	5			For
	Liam G. McCarthy		For		For

	6			For
	R. Scott Trumbull		For		For

	7			For
	Heath A. Mitts		For		For

	8			For
	Kathryn V. Roedel		For		For

	9			For
	Aziz S. Aghili		For		For

Management
2.			For	For
	Ratification of the appointment of Ernst & Young LLP as				For

independent registered public accounting firm for the
fiscal year ending March 31, 2019.

3.		Management	For	For
	Advisory vote on executive compensation.				For

DAWSON GEOPHYSICAL COMPANY

Security	239360100		Meeting Type		Annual

Ticker Symbol	DWSN		Meeting Date	30-Apr-2019

ISIN	US2393601008		Agenda		934950088 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	William J. Barrett		For		For

	2			For
	Craig W. Cooper		For		For

	3			For
	Gary M. Hoover, Ph.D.		For		For

	4			For
	Stephen C. Jumper		For		For

	5			For
	Michael L. Klofas		For		For

	6			For
	Ted R. North		For		For

	7			For
	Mark A. Vander Ploeg		For		For

	8			For
	Wayne A. Whitener		For		For

Management
2.			For	For
	Proposal to ratify the appointment of RSM US LLP as the				For

Company's independent registered public accounting firm
for the fiscal year ending December 31, 2019.

3.		Management	Abstain	Against
	Proposal to approve a non-binding advisory resolution on				Against

the compensation of the named executive officers as

disclosed in the Proxy Statement of the Company for the
2019 Annual Meeting of Shareholders.

DMC GLOBAL INC.

Security	23291C103		Meeting Type		Annual

Ticker Symbol	BOOM		Meeting Date	07-May-2019

ISIN	US23291C1036		Agenda		934964582 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	David C. Aldous		For		For

	2			For
	Andrea E. Bertone		For		For

	3			For
	Yvon Pierre Cariou		For		For

	4			For
	Robert A. Cohen		For		For

	5			For
	Richard P. Graff		For		For

	6			For
	Kevin T. Longe		For		For

	7			For
	Clifton Peter Rose		For		For

Management
2.			For	For
	To approve the non-binding, advisory vote on executive				For

compensation.

3.		Management	For	For
	To ratify the appointment of Ernst & Young LLP as our				For

independent registered public accounting firm for the

fiscal year ending December 31, 2019.

DOUGLAS DYNAMICS, INC

Security	25960R105		Meeting Type		Annual

Ticker Symbol	PLOW		Meeting Date	30-Apr-2019

ISIN	US25960R1059		Agenda		934971486 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Robert L. McCormick		For		For

	2			For
	Margaret S. Dano		For		For

	3			For
	Donald W. Sturdivant		For		For

Management
2.			For	For
	Advisory vote (non-binding) to approve the compensation				For

of the Company's named executive officers.

3.		Management	For	For
	The ratification of the appointment of Deloitte & Touche				For

LLP to serve as the Company's independent registered

public accounting firm for the year ending December 31,
2019.

ENCANA CORPORATION

Security	292505104		Meeting Type		Annual

Ticker Symbol	ECA		Meeting Date	30-Apr-2019

ISIN	CA2925051047		Agenda		934957652 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1
DIRECTOR

	1			For
	Peter A. Dea		For		For

	2			For
	Fred J. Fowler		For		For

	3			For
	Howard J. Mayson		For		For

	4			For
	Lee A. McIntire		For		For

	5			For
	Margaret A. McKenzie		For		For

	6			For
	Steven W. Nance		For		For

	7			For
	Suzanne P. Nimocks		For		For

	8			For
	Thomas G. Ricks		For		For

	9			For
	Brian G. Shaw		For		For

	10			For
	Douglas J. Suttles		For		For

	11			For
	Bruce G. Waterman		For		For

	12			For
	Clayton H. Woitas		For		For

Management
2			For	For
	APPOINT PRICEWATERHOUSECOOPERS LLP as				For

Independent Auditors at a remuneration to be fixed by the
Board of Directors

3		Management	For	For
	AMEND AND RECONFIRM THE CORPORATION'S				For

SHAREHOLDER RIGHTS PLAN

4		Management	For	For
	APPROVE A NEW OMNIBUS INCENTIVE PLAN				For

5		Management	For	For
	ADVISORY VOTE TO APPROVE COMPENSATION OF				For

NAMED EXECUTIVE OFFICERS

ENSCO ROWAN PLC

Security	G3157S106		Meeting Type		Special

Ticker Symbol	ESV		Meeting Date	23-Jan-2019

ISIN	GB00B4VLR192		Agenda		934913206 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.			For	For
	Ensco Transaction Consideration Proposal: To authorize,				Abstain

in addition to all subsisting authorities, the allotment and issuance of Ensco Class A ordinary shares, nominal
value $0.10 per share (the "Ensco ordinary shares") to
shareholders of Rowan Companies plc ("Rowan").

2.		Management	For	For
	Ensco Reverse Stock Split Proposal: To authorize a				Abstain

consolidation of Ensco ordinary shares whereby,

conditional upon and effective immediately following the

Scheme of Arrangement becoming effective, every four
existing Ensco ordinary shares, shall be consolidated into
one Ensco ordinary share with a nominal value of $0.40
per share.

3.		Management	For	For
	Ensco General Allotment Authority Proposal: To				Abstain

authorize, the Scheme of Arrangement becoming

effective, the allotment and issuance up to a nominal
amount of Ensco ordinary shares.

4.		Management	For	For
	To approve, on a non-binding advisory basis, the				Abstain

compensation payable, or that may become payable to

named executive officers.

Management
5.			For	For
	Ensco General Disapplication of Pre-Emptive Rights				Abstain

Proposal: To authorize, conditional upon and effective
immediately following the Scheme of Arrangement
becoming effective, the allotment and issuance up to a
nominal amount of Ensco ordinary shares for cash on a
non-pre-emptive basis.

Management
6.			For	For
	Ensco Specified Disapplication of Pre-Emptive Rights				Abstain

Proposal: To authorize, conditional upon and effective
immediately following the Scheme of Arrangement
becoming effective, the allotment and issuance up to a
nominal amount of Ensco ordinary shares for cash on a
non-pre-emptive basis.

ENSCO ROWAN PLC

Security	G3157S106		Meeting Type		Special

Ticker Symbol	ESV		Meeting Date	21-Feb-2019

ISIN	GB00B4VLR192		Agenda		934926176 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.			For	For
	Ensco Transaction Consideration Proposal: To authorize,				For

in addition to all subsisting authorities, the allotment and issuance of Ensco Class A ordinary shares, nominal
value $0.10 per share (the "Ensco ordinary shares") to
shareholders of Rowan Companies plc ("Rowan"),
pursuant to the Transaction Agreement, dated as of
October 7, 2018, by and between Ensco and Rowan, as
amended by Deed of Amendment No. 1 dated as of
January 28, 2019 and as such agreement may be
amended further from time to time.

Management
2.			For	For
	Ensco Reverse Stock Split Proposal: To authorize a				For

consolidation of Ensco ordinary shares whereby,
conditional upon and effective immediately following the
Scheme of Arrangement becoming effective, every four
existing Ensco ordinary shares, each with a nominal
value of $0.10, shown in the register of members of
Ensco following the updating of such register to give
effect to the provisions of the Scheme of Arrangement
shall be consolidated into one Ensco ordinary share with
a nominal value of $0.40 per share.

Management
3.			For	For
	Ensco General Allotment Authority Proposal: To				For

authorize, conditional upon and effective immediately
following the Scheme of Arrangement becoming
effective, the allotment and issuance up to a nominal
amount of Ensco ordinary shares, which represents
approximately 33.3% of the expected enlarged share
capital of Ensco immediately following the Scheme of
Arrangement becoming effective, and up to a further
same nominal amount of Ensco ordinary shares in
connection with a pre-emptive offering of shares.

Management
4.			Against	Against
	Ensco Transaction-Related Compensation Proposal: To				Against

approve, in accordance with Section 14A of the
Securities Exchange Act of 1934, as amended, on a non-
binding advisory basis, the compensation payable, or that
may become payable, in connection with the transaction
to the named executive officers of Ensco, as well as
specific compensatory arrangements between Ensco and
such individuals.

5.		Management	For	For
	Ensco General Disapplication of Pre-Emptive Rights				For

Proposal: To authorize, conditional upon and effective

immediately following the Scheme of Arrangement
becoming effective, the allotment and issuance of Ensco

ordinary shares up to a nominal amount of $3,716,687 for
cash on a non-pre-emptive basis. If approved, subject to
the Scheme of Arrangement becoming effective, this
authority will replace the authority granted pursuant to
resolution 11 passed at the Ensco 2018 Annual General
Meeting.

		Management	For
6.	Ensco Specified Disapplication of Pre-Emptive Rights			For	For

Proposal: To authorize, conditional upon and effective

immediately following the Scheme of Arrangement
becoming effective, the allotment and issuance of Ensco
ordinary shares up to a nominal amount of $3,716,687 for
cash on a non-pre-emptive basis, such authority to be
used only for the purposes of financing a transaction
which the board of directors of Ensco deems to be an
acquisition or other capital investment.

ENSCO ROWAN PLC

Security	G3157S106		Meeting Type		Annual

Ticker Symbol	ESV		Meeting Date	20-May-2019

ISIN	GB00B4VLR192		Agenda		934979418 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1a.			For	For
	Re-election of Director: J. Roderick Clark				For

Management
1b.			For	For
	Re-election of Director: Mary E. Francis CBE				For

Management
1c.			For	For
	Re-election of Director: C. Christopher Gaut				For

Management
1d.			For	For
	Re-election of Director: Keith O. Rattie				For

Management
1e.			For	For
	Re-election of Director: Paul E. Rowsey, III				For

Management
1f.			For	For
	Re-election of Director: Carl G. Trowell				For

Management
2a.			For	N/A
	The Rowan Transaction closed on April 11, 2019. At that				For

time, the directors listed in this proposal retired from our
Board of Directors. The election of these Board nominees
is no longer relevant.

2b.		Management	For	N/A
	The Rowan Transaction closed on April 11, 2019. At that				For

time, the directors listed in this proposal retired from our

Board of Directors. The election of these Board nominees
is no longer relevant.

2c.		Management	For	N/A
	The Rowan Transaction closed on April 11, 2019. At that				For

time, the directors listed in this proposal retired from our

Board of Directors. The election of these Board nominees
is no longer relevant.

Management
2d.			For	N/A
	The Rowan Transaction closed on April 11, 2019. At that				For

time, the directors listed in this proposal retired from our
Board of Directors. The election of these Board nominees
is no longer relevant.

Management
2e.			For	N/A
	The Rowan Transaction closed on April 11, 2019. At that				For

time, the directors listed in this proposal retired from our
Board of Directors. The election of these Board nominees
is no longer relevant.

Management
3a.			For	For
	Re-election of Director: Dr. Thomas Burke. Conditional				For

on the Company having completed the Rowan
Transaction before the Meeting.

3b.		Management	For	For
	Re-election of Director: William E. Albrecht. Conditional				For

on the Company having completed the Rowan

Transaction before the Meeting.

3c.		Management	For	For
	Re-election of Director: Suzanne P. Nimocks. Conditional				For

on the Company having completed the Rowan

Transaction before the Meeting.

Management
3d.			For	For
	Re-election of Director: Thierry Pilenko. Conditional on				For

the Company having completed the Rowan Transaction
before the Meeting.

3e.		Management	For	For
	Re-election of Director: Charles L. Szews. Conditional on				For

the Company having completed the Rowan Transaction

before the Meeting.

4.		Management	For	For
	To ratify the Audit Committee's appointment of KPMG				For

LLP (U.S.) as our U.S. independent registered public

accounting firm for the year ending 31 December 2019.

Management
5.			For	For
	To appoint KPMG LLP (U.K.) as our U.K. statutory				For

auditors under the U.K. Companies Act 2006 (to hold
office from the conclusion of the Annual General Meeting
of Shareholders until the conclusion of the next Annual
General Meeting of Shareholders at which accounts are
laid before the Company).

Management
6.			For	For
	To authorise the Audit Committee to determine our U.K.				For

statutory auditors' remuneration.

		Management	For
7.	A non-binding advisory vote to approve the Directors			For	For

Remuneration Report for the year ended 31 December

2018.

8.		Management	For	For
	A non-binding advisory vote to approve the compensation				For

of our named executive officers.

Management
9.			For	For
	A non-binding advisory vote to approve the reports of the				For

auditors and the directors and the U.K. statutory accounts
for the year ended 31 December 2018.

Management
10.			For	For
	To authorise the Board of Directors to allot shares, the				For

full text of which can be found in "Resolution 10" of the
accompanying proxy statement.

11.		Management	For	For
	To approve the general disapplication of pre-emption				For

rights, the full text of which can be found in "Resolution

11" of the accompanying proxy statement.

12.		Management	For	For
	To approve the disapplication of pre-emption rights in				For

connection with an acquisition or specified capital

investment, the full text of which can be found in
"Resolution 12" of the accompanying proxy statement.

ERA GROUP INC.

Security	26885G109		Meeting Type		Annual

Ticker Symbol	ERA		Meeting Date	06-Jun-2019

ISIN	US26885G1094		Agenda		935022296 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Charles Fabrikant		For		For

	2			For
	Christopher Bradshaw		For		For

	3			For
	Ann Fairbanks		For		For

	4			For
	Christopher Papouras		For		For

	5			For
	Yueping Sun		For		For

	6			For
	Steven Webster		For		For

Management
2.			For	For
	Advisory Vote to Approve Named Executive Officer				For

Compensation.

3.		Management	1 Year	For
	Advisory Vote on the Frequency of Holding the Advisory				1 Year

Vote to Approve Named Executive Officer Compensation.

Management
4.			For	For
	Ratification of the Appointment of Grant Thornton LLP as				For

the Company's Independent Registered Public
Accounting Firm for the Fiscal Year Ending December
31, 2019.

GRANITE CONSTRUCTION INCORPORATED

Security	387328107		Meeting Type		Annual

Ticker Symbol	GVA		Meeting Date	06-Jun-2019

ISIN	US3873281071		Agenda		935005163 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1a.			For	For
	Election of Director: Claes G. Bjork				For

Management
1b.			For	For
	Election of Director: Patricia D. Galloway				For

Management
1c.			For	For
	Election of Director: Alan P. Krusi				For

Management
1d.			For	For
	Election of Director: Jeffrey J. Lyash				For

Management
2.			For	For
	Advisory vote to approve executive compensation of the				For

named executive officers.

3.		Management	For	For
	To ratify the appointment by the Audit/Compliance				For

Committee of PricewaterhouseCoopers LLP as Granite's

independent registered public accounting firm for the
fiscal year ending December 31, 2019.

LYDALL, INC.

Security	550819106		Meeting Type		Annual

Ticker Symbol	LDL		Meeting Date	26-Apr-2019

ISIN	US5508191062		Agenda		934951826 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Dale G. Barnhart		For		For

	2			For
	David G. Bills		For		For

	3			For
	Kathleen Burdett		For		For

	4			For
	James J. Cannon		For		For

	5			For
	Matthew T. Farrell		For		For

	6			For
	Marc T. Giles		For		For

	7			For
	William D. Gurley		For		For

	8			For
	Suzanne Hammett		For		For

	9			For
	S. Carl Soderstrom, Jr.		For		For

Management
2.			For	For
	Holding an advisory vote on executive compensation.				For

Management
3.			For	For
	Ratifying the appointment of PricewaterhouseCoopers				For

LLP as independent auditor for fiscal year 2019.

NEWFIELD EXPLORATION COMPANY

Security	651290108		Meeting Type		Special

Ticker Symbol	NFX		Meeting Date	12-Feb-2019

ISIN	US6512901082		Agenda		934920225 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.			For	For
	To adopt the Agreement and Plan of Merger, dated as of				For

October 31, 2018 (as it may be amended from time to
time, the "merger agreement"), a copy of which is
attached as Annex A to the joint proxy
statement/prospectus of which this proxy card is a part,
among Newfield Exploration Company ("Newfield"),
Encana Corporation, a Canadian corporation ("Encana"),
and Neapolitan Merger Corp., a Delaware corporation
and an indirect wholly-owned subsidiary of Encana
("Merger Sub").

Management
2.			For	For
	To approve, on an advisory (non-binding) basis, the				For

compensation that may be paid or become payable to
Newfield's named executive officers in connection with
the merger.

		Management	For
3.	To approve the adjournment of the Newfield special			For	For

meeting, if necessary or appropriate, to solicit additional

proxies if there are not sufficient votes to adopt the
merger agreement.

PATTERSON-UTI ENERGY, INC.

Security	703481101		Meeting Type		Annual

Ticker Symbol	PTEN		Meeting Date	06-Jun-2019

ISIN	US7034811015		Agenda		935003575 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Mark S. Siegel		For		For

	2			For
	Charles O. Buckner		For		For

	3			For
	Tiffany (TJ) Thom Cepak		For		For

	4			For
	Michael W. Conlon		For		For

	5			For
	William A. Hendricks Jr		For		For

	6			For
	Curtis W. Huff		For		For

	7			For
	Terry H. Hunt		For		For

	8			For
	Janeen S. Judah		For		For

Management
2.			For	For
	Approval of amendment to Patterson-UTI's Amended and				For

Restated 2014 Long-Term Incentive Plan.

3.		Management	For	For
	Ratification of the selection of PricewaterhouseCoopers				For

LLP as the independent registered public accounting firm

of Patterson- UTI for the fiscal year ending December 31,
2019.

4.		Management	For	For
	Approval of an advisory resolution on Patterson-UTI's				For

compensation of its named executive officers.

PIONEER ENERGY SERVICES CORP.

Security	723664108		Meeting Type		Annual

Ticker Symbol	PES		Meeting Date	16-May-2019

ISIN	US7236641087		Agenda		935000959 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1a.			For	For
	Election of Class III Director: J. Michael Rauh				For

Management
2.			For	For
	Approval of an amendment and restatement of the				For

Pioneer Energy Services Corp. Amended and Restated
2007 Incentive Plan

3.		Management	For	For
	Approval, on an advisory basis, of the compensation paid				For

to our named executive officers

4.		Management	For	For
	Ratification of the appointment of KPMG LLP as our				For

independent registered public accounting firm for the

fiscal year ending December 31, 2019

PROFIRE ENERGY, INC

Security	74316X101		Meeting Type		Annual

Ticker Symbol	PFIE		Meeting Date	12-Jun-2019

ISIN	US74316X1019		Agenda		935018502 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Brenton W. Hatch		For		For

	2			For
	Ryan W. Oviatt		For		For

	3			For
	Ronald R. Spoehel		For		For

	4			For
	Daren J. Shaw		For		For

	5			For
	Arlen B. Crouch		For		For

Management
2.			2 Years	For
	The frequency of future advisory votes on the				1 Year

compensation of our named executive officers

3.		Management	For	For
	Ratify the appointment of Sadler, Gibb & Associates, LLC				For

as the Company's independent registered public

accounting firm for the fiscal year ending December 31,
2019.

SUN HYDRAULICS CORPORATION

Security	866942105		Meeting Type		Annual

Ticker Symbol	SNHY		Meeting Date	13-Jun-2019

ISIN	US8669421054		Agenda		935005187 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Marc Bertoneche		For		For

	2			For
	Douglas M. Britt		For		For

	3			For
	Philippe Lemaitre		For		For

	4			For
	Kennon H. Guglielmo		For		For

Management
2.			For	For
	Approve an amendment to the Corporation's articles of				For

incorporation to change the name of the Corporation to
Helios Technologies, Inc.

3.		Management	For	For
	Approve an amendment to the Corporation's articles of				For

incorporation to increase the number of authorized

shares of common stock, par value $0.001 per share, to
100,000,000 shares.

4.		Management	For	For
	Approve the Helios Technologies 2019 Equity Incentive				For

Plan.

Management
5.			For	For
	Ratify Appointment of Grant Thornton LLP as the				For

Independent Registered Public Accounting Firm of the
Corporation for 2019.

Management
6.			For	For
	Advisory Vote on Executive Compensation.				For

SYNALLOY CORPORATION

Security	871565107		Meeting Type		Annual

Ticker Symbol	SYNL		Meeting Date	16-May-2019

ISIN	US8715651076		Agenda		934965988 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Craig C. Bram		For		For

	2			For
	Anthony A. Callander		For		For

	3			For
	Susan S. Gayner		For		For

	4			For
	Henry L. Guy		For		For

	5			For
	Jeffrey Kaczka		For		For

	6			For
	Amy J. Michtich		For		For

	7			For
	James W. Terry, Jr.		For		For

	8			For
	Murray H. Wright		For		For

Management
2.			For	For
	Advisory vote on the compensation of our named				For

executive officers.

3.		Management	For	For
	The ratification of the appointment of KPMG LLP as our				For

independent registered public accounting firm for 2019.

THE INTERGROUP CORPORATION

Security	458685104		Meeting Type		Annual

Ticker Symbol	INTG		Meeting Date	27-Feb-2019

ISIN	US4586851044		Agenda		934921835 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	John V. Winfield		For		For

	2			For
	Jerold R. Babin		For		For

Management
2.			For	For
	To ratify Moss Adams LLP as the Company's				For

independent registered public accounting firm for the
fiscal year ending June 30, 2019.

THE MANITOWOC COMPANY, INC.

Security	563571405		Meeting Type		Annual

Ticker Symbol	MTW		Meeting Date	07-May-2019

ISIN	US5635714059		Agenda		934944489 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Roy V. Armes		For		For

	2			For
	Robert G. Bohn		For		For

	3			For
	Donald M. Condon, Jr.		For		For

	4			For
	Anne M. Cooney		For		For

	5			For
	Kenneth W. Krueger		For		For

	6			For
	C. David Myers		For		For

	7			For
	Barry L. Pennypacker		For		For

	8			For
	John C. Pfeifer		For		For

Management
2.			For	For
	The ratification of the appointment of				For

PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for the
fiscal year ending December 31, 2019.

3.		Management	For	For
	An advisory vote to approve the compensation of the				For

Company's named executive officers.

4.		Management	For	N/A
	A vote to approve a proposed amendment to the				For

Company's Articles of Incorporation.

TRANSOCEAN, LTD.

Security	H8817H100		Meeting Type		Special

Ticker Symbol	RIG		Meeting Date	29-Nov-2018

ISIN	CH0048265513		Agenda		934890585 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1			For	For
	Amendment to Transocean's Articles of Association to				For

create additional authorized share capital for the
issuance of up to 147,700,195 Transocean shares to pay
the Share Consideration in the Merger

2		Management	For	For
	Issuance of Transocean shares to pay the Share				For

Consideration in the Merger, as required by the rules of

the New York Stock Exchange

3		Management	For	For
	Deletion of special purpose authorized share capital in				For

Article 5bis of Transocean's Articles of Association

TRANSOCEAN, LTD.

Security	H8817H100		Meeting Type		Special

Ticker Symbol	RIG		Meeting Date	29-Nov-2018

ISIN	CH0048265513		Agenda		934903053 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.			For	For
	Amendment to Transocean's Articles of Association to				For

create additional authorized share capital for the
issuance of up to 147,700,195 Transocean shares to pay
the Share Consideration in the Merger

2.		Management	For	For
	Issuance of Transocean shares to pay the Share				For

Consideration in the Merger, as required by the rules of

the New York Stock Exchange

3.		Management	For	For
	Deletion of special purpose authorized share capital in				For

Article 5bis of Transocean's Articles of Association

TRANSOCEAN, LTD.

Security	H8817H100		Meeting Type		Annual

Ticker Symbol	RIG		Meeting Date	09-May-2019

ISIN	CH0048265513		Agenda		934952119 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1			For	For
	Approval of the 2018 Annual Report, Including the				For

Audited Consolidated Financial Statements and the
Audited Statutory Financial Statements of Transocean
Ltd. for Fiscal Year 2018

2		Management	For	For
	Discharge of the Members of the Board of Directors and				For

Executive Management Team From Liability for Activities

During Fiscal Year 2018

3		Management	For	For
	Appropriation of the Accumulated Loss for Fiscal Year				For

2018

Management
4A			For	For
	Re-election of Glyn A. Barker as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4B			For	For
	Re-election of Vanessa C.L. Chang as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

4C		Management	For	For
	Re-election of Frederico F. Curado as a director for a				For

Term Extending Until Completion of the Next Annual

General Meeting

4D		Management	For	For
	Re-election of Chadwick C. Deaton as a director for a				For

Term Extending Until Completion of the Next Annual

General Meeting

Management
4E			For	For
	Re-election of Vincent J. Intrieri as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4F			For	For
	Re-election of Samuel J. Merksamer as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

4G		Management	For	For
	Re-election of Frederik W. Mohn as a director for a Term				For

Extending Until Completion of the Next Annual General

Meeting

4H		Management	For	For
	Re-election of Edward R. Muller as a director for a Term				For

Extending Until Completion of the Next Annual General

Meeting

Management
4I			For	For
	Re-election of Tan Ek Kia as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4J			For	For
	Re-election of Jeremy D. Thigpen as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

5		Management	For	For
	Election of Chadwick C. Deaton as the Chairman of the				For

Board of Directors for a Term Extending Until Completion

of the Next Annual General Meeting

6A		Management	For	For
	Election of the Member of the Compensation Committee:				For

Frederico F. Curado

6B		Management	For	For
	Election of the Member of the Compensation Committee:				For

Vincent J. Intrieri

Management
6C			For	For
	Election of the Member of the Compensation Committee:				For

Tan Ek Kia

		Management	For
7	Reelection of Schweiger Advokatur / Notariat as the			For	For

Independent Proxy for a Term Extending Until

Completion of the Next Annual General Meeting

8		Management	For	For
	Appointment of Ernst & Young LLP as the Company's				For

Independent Registered Public Accounting Firm for Fiscal

Year 2019 and Reelection of Ernst & Young Ltd, Zurich,
as the Company's Auditor for a Further One-Year Term

9		Management	For	For
	Advisory Vote to Approve Named Executive Officer				For

Compensation

Management
10A			For	For
	Ratification of an amount of US $4,121,000 as the				For

Maximum Aggregate Amount of Compensation of the
Board of Directors for the Period Between the 2019 and
2020 Annual General Meetings

Management
10B	Ratification of an amount of US $24,000,000 as the		For	For	For

Maximum Aggregate Amount of Compensation of the
Executive Management Team for Fiscal Year 2020

TRANSOCEAN, LTD.

Security	H8817H100		Meeting Type		Annual

Ticker Symbol	RIG		Meeting Date	09-May-2019

ISIN	CH0048265513		Agenda		935010025 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1			For	For
	Approval of the 2018 Annual Report, Including the				For

Audited Consolidated Financial Statements and the
Audited Statutory Financial Statements of Transocean
Ltd. for Fiscal Year 2018

2		Management	For	For
	Discharge of the Members of the Board of Directors and				For

Executive Management Team From Liability for Activities

During Fiscal Year 2018

3		Management	For	For
	Appropriation of the Accumulated Loss for Fiscal Year				For

2018

Management
4A			For	For
	Re-election of Glyn A. Barker as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4B			For	For
	Re-election of Vanessa C.L. Chang as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

4C		Management	For	For
	Re-election of Frederico F. Curado as a director for a				For

Term Extending Until Completion of the Next Annual

General Meeting

4D		Management	For	For
	Re-election of Chadwick C. Deaton as a director for a				For

Term Extending Until Completion of the Next Annual

General Meeting

Management
4E			For	For
	Re-election of Vincent J. Intrieri as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4F			For	For
	Re-election of Samuel J. Merksamer as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

4G		Management	For	For
	Re-election of Frederik W. Mohn as a director for a Term				For

Extending Until Completion of the Next Annual General

Meeting

4H		Management	For	For
	Re-election of Edward R. Muller as a director for a Term				For

Extending Until Completion of the Next Annual General

Meeting

Management
4I			For	For
	Re-election of Tan Ek Kia as a director for a Term				For

Extending Until Completion of the Next Annual General
Meeting

Management
4J			For	For
	Re-election of Jeremy D. Thigpen as a director for a				For

Term Extending Until Completion of the Next Annual
General Meeting

5		Management	For	For
	Election of Chadwick C. Deaton as the Chairman of the				For

Board of Directors for a Term Extending Until Completion

of the Next Annual General Meeting

6A		Management	For	For
	Election of the Member of the Compensation Committee:				For

Frederico F. Curado

6B		Management	For	For
	Election of the Member of the Compensation Committee:				For

Vincent J. Intrieri

Management
6C			For	For
	Election of the Member of the Compensation Committee:				For

Tan Ek Kia

		Management	For
7	Reelection of Schweiger Advokatur / Notariat as the			For	For

Independent Proxy for a Term Extending Until

Completion of the Next Annual General Meeting

8		Management	For	For
	Appointment of Ernst & Young LLP as the Company's				For

Independent Registered Public Accounting Firm for Fiscal

Year 2019 and Reelection of Ernst & Young Ltd, Zurich,
as the Company's Auditor for a Further One-Year Term

9		Management	For	For
	Advisory Vote to Approve Named Executive Officer				For

Compensation

Management
10A			For	For
	Ratification of an amount of US $4,121,000 as the				For

Maximum Aggregate Amount of Compensation of the
Board of Directors for the Period Between the 2019 and
2020 Annual General Meetings

Management
10B	Ratification of an amount of US $24,000,000 as the		For	For	For

Maximum Aggregate Amount of Compensation of the
Executive Management Team for Fiscal Year 2020

TRIMAS CORPORATION

Security	896215209		Meeting Type		Annual

Ticker Symbol	TRS		Meeting Date	14-May-2019

ISIN	US8962152091		Agenda		934966574 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.
DIRECTOR

	1			For
	Thomas A. Amato		For		For

	2			For
	Nancy S. Gougarty		For		For

	3			For
	Jeffrey M. Greene		For		For

Management
2.			For	For
	Ratification of the appointment of Deloitte & Touche LLP				For

as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2019.

3.		Management	For	For
	Approval, on a non-binding advisory basis, of the				For

compensation paid to the Company's Named Executive

Officers.

TRIUMPH GROUP, INC.

Security	896818101		Meeting Type		Annual

Ticker Symbol	TGI		Meeting Date	11-Jul-2018

ISIN	US8968181011		Agenda		934839347 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.1			For	For
	Election of Director: Paul Bourgon				For

Management
1.2			For	For
	Election of Director: Daniel J. Crowley				For

Management
1.3			For	For
	Election of Director: Ralph E. Eberhart				For

Management
1.4			For	For
	Election of Director: Daniel P. Garton				For

Management
1.5			For	For
	Election of Director: Dawne S. Hickton				For

Management
1.6			For	For
	Election of Director: William L. Mansfield				For

Management
1.7			For	For
	Election of Director: Adam J. Palmer				For

Management
1.8			For	For
	Election of Director: Joseph M. Silvestri				For

Management
1.9			For	For
	Election of Director: Larry O. Spencer				For

Management
2.			For	For
	To approve, by advisory vote, the compensation paid to				For

our named executive officers for fiscal year 2018.

3.		Management	For	For
	To approve the Triumph Group, Inc. 2018 Equity				For

Incentive Plan.

Management
4.			For	For
	To ratify the selection of Ernst & Young LLP as our				For

independent registered public accounting firm for the
fiscal year ending March 31, 2019.

Shareholder
5.			For	Against
	Stockholder proposal to reduce the threshold to call				For

special stockholder meetings to 10% of outstanding
shares.

UNIT CORPORATION

Security	909218109		Meeting Type		Annual

Ticker Symbol	UNT		Meeting Date	01-May-2019

ISIN	US9092181091		Agenda		934958919 - Management

		Proposed			Preferred Provider
Item			Vote	For/Against
Proposal
		by			Recommendation
Management

Management
1.1			For	For
	Election of Director: William B. Morgan				For

Management
1.2			For	For
	Election of Director: Larry D. Pinkston				For

Management
1.3			For	For
	Election of Director: Carla S. Mashinski				For

Management
2.			For	For
	Approve, on an advisory basis, our named executive				For

officers' compensation.

3.		Management	For	For
	Ratify the selection of PricewaterhouseCoopers LLP as				For

the company's independent registered public accounting

firm for fiscal year 2019.

CM Advisors Fixed Income Fund:

The CM Advisors Fixed Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2018 through June 30, 2019).